Due to banks and correspondents (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure detail of dues to banks and correspondents
(a)	This caption is comprised of the following:

	2022	2021
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Peru (b)	4,481,138	6,332,527
Promotional credit lines (c)	1,863,482	1,595,405
Loans received from foreign entities (d)	339,446	322,947
Loans received from Peruvian entities (k)	357,770	226,713

	7,041,836	8,477,592
Interest and commissions payable	58,810	45,257

	7,100,646	8,522,849

Disclosure detail of loans due to banks and correspondents based on term

By term -
Short term	2,433,459	1,068,838
Long term	4,667,187	7,454,011

Total	7,100,646	8,522,849

Loan received from foreign entities
(d)	As of December 31, 2022 and 2021, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2022	2021
			S/(000)	S/(000)
Caixabank S.A. Barcelona (e)	Spain	2024	114,420	—
JP Morgan Chase Bank NY (f)	United States of America	2024	114,420	—
Banco del Estado de Chile (g)	Chile	2025	57,210	—
Bank J. Safra Sarasin (h)	Switzerland	2023/2022	53,396	23,922
Credit Suisse First Boston (i)	Switzerland	2022	—	159,480
Development Bank of Latin America (j)	Supranational	2022	—	139,545

			339,446	322,947

Summary of funding in local and foreign currency
(k)	As of December 31, 2022 and 2021, corresponds to the following funding in local and foreign currency:

	2022
Entity	Maturity	Currency	Book value
			S/(000)
Scotiabank	Jan-23 / Oct-25	PEN	120,718
Banco de Credito del Peru	Jan-23 / Oct-23	PEN	81,644
GNB	Jan-23	PEN	71,500
Bank of China Peru (i)	Nov-24	PEN	38,140
BBVA Continental	Jan-23	USD	45,768

			357,770

	2021
Entity	Maturity	Currency	Book value
			S/(000)
Scotiabank	Jan-22	USD	99,675
GNB	Jan-22	USD	63,194
BBVA Continental	Jan-22	USD	47,844
Banco de Credito del Peru	Jan-22	PEN	16,000

			226,713

Disclosure of detail maturities due to banks and correspondents
(m)	As of December 31, 2022 and 2021, maturities are the following:

Year	2022	2021
	S/(000)	S/(000)
2022	—	1,068,838
2023	2,433,459	3,685,027
2024	1,888,657	1,639,319
2025 onwards	2,778,530	2,129,665

Total	7,100,646	8,522,849